Selling General and Administrative (Schedule of Selling General And Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Selling, General and Administrative [abstract]
Selling, general and administration (note 26)	$ 21,088	$ 19,320
Workers' participation	1,400	1,750
Selling, general and administrative subtotal	22,488	21,070
Share-based payments	3,701	3,841
Total selling, general and administrative expense	$ 26,189	$ 24,911